Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies
Commitments and contingencies

14                                  Commitments and contingencies

(a)                       Operating lease commitments

The Group leases certain offices under various operating lease arrangements. The rental expenses under the operating leases was RMB2,909, RMB1,493 and RMB6,008 (US$955) for the years ended December 31, 2009, 2010 and 2011, respectively. In the normal course of business, leases that expire are renewed or replaced by leases on other properties. As of December 31, 2011, the Group’s future minimum rental payment under non-cancellable operating leases is as follows:

December 31, 2011
RMB
2012	2,504
2013	786
2014	39
2015	39
2016	39
Thereafter	16
Total	3,423

(b)                       Commitments

As of December 31, 2011, the Group’s capital commitments for construction projects and purchase of machinery and equipment are RMB13,679 (US$2,173).

As of December 31, 2011, the Group has commitments for advertising and research and development projects of RMB7,674 (US$1,219), all of which are payable in 2012.

(c)                        Depositary receipt facility

During the years ended December 31, 2009, 2010 and 2011, the Company received an incentive payment of RMB1,092, RMB1,056 and RMB1,025 (US$160) respectively, which is recognized as other income in the consolidated statements of income, from a bank in order to provide that bank with the exclusive right to manage the Company’s American Depositary Receipt (ADR) program. Under the terms of the depositary receipt facility with the bank, the Company has a contingent obligation to compensate the bank in the event the Company terminates the ADR program or the number of ADRs outstanding declines by more than 50%.

(d)                       Sales of bills receivable commitments

As of December 31, 2010 and 2011, outstanding bills receivable discounted with third party financial institutions and endorsed to third party suppliers for which the Group has a recourse obligation amounted to RMB280,042 and RMB40,560 (US$6,444), respectively. The Group has not historically experienced credit losses with respect to bills receivables sold or endorsed with recourse. No recourse liability was recognized as of December 31, 2010 and 2011 as the estimated fair value of the recourse obligation was immaterial.